Motley Fool Epic Voyage Fund (Prospectus Summary) | Motley Fool Epic Voyage Fund
MOTLEY FOOL EPIC VOYAGE FUND
Investment Objective
The investment objective of the Fund is to achieve long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Motley Fool Epic Voyage Fund
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)	2.00%
Exchange Fee	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	24.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Motley Fool Epic Voyage Fund
Management Fees (subject to a performance-based adjustment, as discussed in "MANAGEMENT OF THE FUND--Advisory Fees")		0.95%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.67%
Total Annual Fund Operating Expenses		1.62%
Less: Contractual Expense Limitation	[2]	0.27%
Total Annual Operating Expenses After Expense Limitation		1.35%
[1]	"Other Expenses" are based on estimated expenses of the Fund during its first year of operations.
[2]	The Adviser has contractually agreed to pay, waive or absorb a portion of the Fund's expenses through February 2013, or such later date as may be determined by the Fund and the Adviser, to the extent necessary to limit the Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.40% annually of the Fund's average daily net assets. If the excluded expenses are incurred, the Fund's operating expenses will be higher than 0.40% annually. Pursuant to the agreement with the Trust, the Adviser may recover from the Fund fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.40% annually of the Fund's average daily net assets. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Fund, but otherwise it can be terminated only by the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The

Example also assumes that:  (1) your investment has a 5% return each year, and

(2) the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Motley Fool Epic Voyage Fund	137.46	484.73

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in common stocks of foreign companies.  The Adviser defines foreign companies as companies located or organized outside the United States or whose primary business is carried on outside the United States.  Under normal market circumstances, the

Fund seeks to stay fully invested and does not attempt to time the market.

Because of the Fund's value focus, it is expected that investments in the securities of foreign companies, including depositary receipts, having smaller market capitalizations (less than $2 billion), including companies in emerging market countries, will be important components of the Fund's investment program,

although the Fund may invest in issuers of all capitalization sizes.  In managing the Fund's investment portfolio, the Adviser regularly reviews and adjusts the Fund's allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for capital appreciation.  The Fund seeks investment returns that exceed the return of the Russell Global ex-US Index.

The Adviser will generally sell securities when it believes they have exceeded their intrinsic value, as well as to meet redemptions or to pursue what it views as more promising opportunities.

The Fund may not invest more than 10% of its net assets in securities of companies that are not foreign companies.  To limit the risks associated with highly concentrated holdings, the Fund does not invest more than 5% of its net assets in any one class of security of any one issuer at the time of purchase.

In addition, the Fund may enter into total return swaps or participatory notes to gain exposure to foreign securities markets or foreign securities that might otherwise be difficult or costly to access or purchase because of foreign regulatory restrictions or foreign tax laws.

Principal Investment Risks
The value of the Fund's investments may increase or decrease, which will cause the value of the Fund's shares to increase or decrease.  As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company's products or services).  General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the

Fund's investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Foreign Investments

The Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

Emerging Market Companies

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets.  In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets.  The securities markets of certain countries in which the Fund may invest may also be smaller,

less liquid, and subject to greater price volatility than those of more developed markets.

Depositary Receipts

The Fund may purchase depositary receipts (ADRs, EDRs, and GDRs) to facilitate its investments in foreign securities.  By investing in ADRs rather than investing directly in the securities of foreign issuers, the Fund can avoid currency risks during the settlement period for purchase and sales.  However,

ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

Investments in Small and Mid-Capitalization Companies

The Fund invests in securities of companies having relatively small market capitalizations.  Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Total Return Swaps and Participatory Notes

Total return swaps and participatory notes are types of derivative instruments and involve various risks.  These include the risks that the Fund may not be able to terminate or offset its position at the time it wishes do so or at a favorable price and that, as a result of the failure of a counterparty or legal or operational issues, the Fund may not receive payments required to be made to it under the terms of the instrument.

Investment Style Risk

The Fund pursues a "value style" of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow.  If the Adviser's assessment of a company's value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.  In addition, "value stocks"

can continue to be undervalued by the market for long periods of time.

Performance Information
Performance information is not included because, as of the date of this

Prospectus, the Fund has not completed a full calendar year of operations.